Goodwill and other intangible assets (Details 3) ¥ in Millions	Mar. 31, 2015 JPY (¥)
Goodwill and other intangible assets
2016	¥ 7,997
2017	7,292
2018	6,565
2019	5,949
2020	¥ 4,985